Document and Entity Information	0 Months Ended
Feb. 27, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 27, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Feb. 27, 2014
Document Effective Date	Feb. 27, 2014
Prospectus Date	Nov. 28, 2013
A, C, Y Prospectus | PACE Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
A, C, Y Prospectus | PACE Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
A, C, Y Prospectus | PACE Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
A, C, Y Prospectus | PACE Large Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PLAAX
A, C, Y Prospectus | PACE Large Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLACX
A, C, Y Prospectus | PACE Large Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLAYX
A, C, Y Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PEVAX
A, C, Y Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PEVCX
A, C, Y Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PVEYX
A, C, Y Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PQUAX
A, C, Y Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PUMCX
A, C, Y Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PUMYX
P Prospectus | PACE Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
P Prospectus | PACE Large Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLCX
P Prospectus | PACE Small/Medium Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSVX
P Prospectus | PACE Small/Medium Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSGX